Stockholders' Deficit (Details 1) (Warrant [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Nov. 30, 2013	Aug. 16, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 3,555,120		$ 3,555,120
Outstanding common stock warrants total exercise price	3,202,721		2,928,082
Outstanding common stock warrants weighted average exercise price	$ 0.90		$ 0.82		$ 0.55	$ 1	$ 1.10
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009 December		2009 December
Outstanding common stock warrants expiration date	2014 December		2014 December
Strike price of common stock warrant	$ 3.62		$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260		138,260
Outstanding common stock warrants total exercise price	500,000		500,000
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009 December		2009 December
Outstanding common stock warrants expiration date	2014 December		2014 December
Strike price of common stock warrant	$ 4.34		$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260		138,260
Outstanding common stock warrants total exercise price	600,000		600,000
Placement Agent Preferred Stock - Class D
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2012 December		2012 December
Outstanding common stock warrants expiration date	2017 December		2017 December
Strike price of common stock warrant	$ 1.10		$ 0.71
Outstanding common stock warrants, total warrants outstanding and exercisable	704,200		704,200
Outstanding common stock warrants total exercise price	774,620		499,982
Common Stock Investor Warrants
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2013 August	[1]	2013 August	[1]
Outstanding common stock warrants expiration date	2018 August	[1]	2018 August	[1]
Strike price of common stock warrant	$ 0.50	[1]	$ 0.50	[1]
Outstanding common stock warrants, total warrants outstanding and exercisable	1,463,667	[1]	1,463,667	[1]
Outstanding common stock warrants total exercise price	731,834	[1]	731,834	[1]
Placement Agent Warrants - Common Stock
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2013 August	[1]	2013 August	[1]
Outstanding common stock warrants expiration date	2018 August	[1]	2018 August	[1]
Strike price of common stock warrant	$ 0.50	[1]	$ 0.50	[1]
Outstanding common stock warrants, total warrants outstanding and exercisable	292,733	[1]	292,733	[1]
Outstanding common stock warrants total exercise price	146,367	[1]	146,367	[1]
Placement Agent Preferred Stock - Class E
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2013 November		2013 November
Outstanding common stock warrants expiration date	2018 November		2018 November
Strike price of common stock warrant	$ 0.55		$ 0.55
Outstanding common stock warrants, total warrants outstanding and exercisable	818,000		818,000
Outstanding common stock warrants total exercise price	$ 449,900		$ 449,900

[1]	warrants classified as liabilities